As filed with the Securities  and Exchange  Commission  on October 30, 2003

                                                                       File Nos.
                                                                        2-55029
                                                                       811-2605

                SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  36
                                  -----
(X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  28
(X)

                        FRANKLIN MONEY FUND
                        -------------------
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
          -----------------------------------------------
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                   --------------

MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
------------------------------------------------------------------
         (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on November 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a) (2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.



NOVEMBER 1, 2003


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


PROSPECTUS

FRANKLIN MONEY FUND






























[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]






CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING

[End callout]

 2       Goal and Strategies

 4       Main Risks

 5       Performance

 6       Fees and Expenses

 7       Management

 8       Distributions and Taxes


10       Financial Highlights


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


11       Buying Shares

14       Investor Services

19       Selling Shares

23       Account Policies

27       Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND

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Back Cover

THE FUND

GOAL AND STRATEGIES

GOAL The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.


o CERTIFICATES OF DEPOSIT, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.


COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services
  (or comparable unrated securities).

MAIN RISKS

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.


INTEREST RATE When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.


CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Directors, at any time, considers it to be in the Fund's best interest.





PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

 [Insert bar graph]


2.35%   3.47%   5.33%   4.85%   4.99%   5.04%   4.70%   5.88%  3.92%   1.30%
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93       94      95      96      97     98       99      00     01      02
                                 YEAR

Best Quarter:              Q3 '00        1.53%
Worst Quarter:             Q4 '02        0.27%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

                            1 YEAR             5 YEARS            10 YEARS
------------------------------------------------------------------------------
Franklin Money Fund         1.30%               4.16%              4.17%

1. As of September 30, 2003, the Fund's year-to-date return was 0.46%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/DIAL BEN(R).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/

Management fees                                    0.44%
Other expenses/2/                                  0.18%
                                              ------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.62%
                                              ============

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.


2. The "Other expenses" information in the table has been restated to reflect current fees and expenses.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year;
o  The Fund's operating expenses remain the same; and
o  You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR             3 YEARS         5 YEARS         10 YEARS
------------------ --------------- --------------- ----------------
$63                $199            $346            $774

MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $301 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2003, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the manager waived less than 0.01% of its fees. The manager may end this arrangement at any time upon notice to the Fund's Board of Directors.



DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS The Fund typically declares and pays income dividends each day that its net asset value is calculated. The Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.


ANNUAL STATEMENTS Every January, you will receive a statement that shows the tax status of dividends you received the previous year. Dividends declared in December but paid in January are taxable as if they were paid in December.


TAX CONSIDERATIONS In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.



BACKUP WITHHOLDING

By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.

When withholding is required, the amount will be 28% of any dividends or proceeds paid.


OTHER TAX INFORMATION For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.


Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                             YEAR ENDED JUNE 30,
-------------------------------------------------------------------------------------
                                              2003     2002    2001   2000     1999
-------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year            1.00     1.00    1.00    1.00    1.00
                                          -------------------------------------------
Net investment income                         .010     .021    .054    .052    .046
Distributions from net investment income     (.010)   (.021)  (.054)  (.052)  (.046)
                                          -------------------------------------------
Net asset value, end of year                  1.00     1.00    1.00    1.00    1.00
                                           ------------------------------------------
Total return (%)                               .93     2.16    5.59    5.29    4.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1 million)      1,957    2,096   2,255   2,437   1,969
Ratios to average net assets: (%)
 Expenses/1/                                   .62      .61     .62     .61     .67
 Expenses excluding waiver
  and payments by affiliate/1/                 .62      .62     .63     .62     .67
Net investment income                          .93     2.16    5.51    5.17    4.54


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

BUYING SHARES

MINIMUM INVESTMENTS

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                                                 INITIAL          ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                                 $1,000             $50
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Automatic investment plans                       $50                $50
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UGMA/UTMA accounts                               $100               $50
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Employer Sponsored Retirement Plans              no minimum         $25
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IRAs, IRA rollovers, Coverdell Education
Savings Plans or Roth IRAs                       $250               $50

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Broker-dealer sponsored wrap account programs    $250               $50
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Full-time employees, officers, trustees and
directors of Franklin Templeton entities,
and their immediate family members               $100               $50
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           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                    FOR SALE IN YOUR STATE OR JURISDICTION.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 14). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.



BUYING SHARES
---------------------------------- ---------------------------------------- -------------------------------------------
                                   OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
---------------------------------- ---------------------------------------- -------------------------------------------
THROUGH YOUR INVESTMENT            Contact your investment representative   Contact your investment representative
REPRESENTATIVE
---------------------------------- ---------------------------------------- -------------------------------------------
                                   If you have another Franklin Templeton   Before requesting a telephone or online
BY PHONE/ONLINE                    fund account with your bank account      purchase into an existing account, please
                                   information on file, you may open a      make sure we have your bank account
(Up to $100,000 per                new account by phone. At this time, a    information on file. If we do not have
shareholder per day)               new account may not be opened online.    this information, you will need to send
                                                                            written instructions with your bank's
1-800/632-2301                     To make a same day investment, your      name and address, a voided check or
                                   phone order must be received and         savings account deposit slip, and a
franklintempleton.com              accepted by us by 3:00 p.m. Pacific      signature guarantee if the bank and Fund
                                   time.                                    accounts do not have at least one common
NOTE:  CERTAIN ACCOUNT TYPES                                                owner.
ARE NOT AVAILABLE FOR ONLINE
ACCOUNT ACCESS                                                              If you have online access, you will be able
                                                                            to add or change bank account information
                                                                            that we can use to process additional
                                                                            purchases into your Franklin Templeton account.

                                                                            To make a same day investment, your phone or
                                                                            online order must be received and accepted
                                                                            by us by 3:00 p.m. Pacific time.
---------------------------------- ---------------------------------------- -------------------------------------------
                                   Make your check, Federal Reserve Draft   Make your check payable to Franklin Money
BY MAIL                            or negotiable bank draft payable to      Fund. Include your account number on the
                                   Franklin Money Fund. Instruments drawn   check.
                                   on other mutual funds may not be
                                   accepted.                                Fill out the deposit slip from your account
                                                                            statement or checkbook.  If you do have a
                                   Mail the check or draft and your         not have a slip, include a note with your
                                   signed application to Investor           name, the Fund name, and your account
                                   Services.                                number.

                                                                            Mail the check and deposit slip or note to
                                                                            Investor Services.
---------------------------------- ---------------------------------------- -------------------------------------------
                                   Call to receive a wire control number    Call to receive a wire control number and
                                   and wire instructions.                   wire instructions.
BY WIRE
                                   Wire the funds and mail your signed      To make a same day wire investment,
1-800/632-2301                     application to Investor Services.        please make sure we receive your order by
(or 1-650/312-2000 collect)        Please include the wire control number   3:00 p.m. Pacific time.
                                   or your new account number on the
                                   application.

                                   To make a same day wire investment, please
                                   make sure we receive your order by 3:00 p.m.
                                   Pacific time.
---------------------------------- ---------------------------------------- -------------------------------------------

                                   Call Shareholder Services at             Call Shareholder Services at
                                   1-800/632-2301, or send signed written   1-800/632-2301 or our automated TeleFACTS
BY EXCHANGE                        instructions.   You also may place an    system, or send signed written
                                   online exchange order. The TeleFACTS     instructions. You also may place an
TeleFACTS(R)                       system cannot be used to open a new      online exchange order.
1-800/247-1753                     account.
(around-the-clock access)                                                   (Please see page 17 for information
                                   (Please see page 17 for information on   on exchanges.)
franklintempleton.com              exchanges.)

---------------------------------- ---------------------------------------- -------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33096,
                          ST. PETERSBURG, FL 33733-8096
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
   OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT FRANKLINTEMPLETON.COM


INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for a Coverdell Education Savings Plan) with your application.


AUTOMATIC PAYROLL DEDUCTION You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund in an existing account in the Fund or in the same share class of another Franklin Templeton fund. Any initial sales charges or contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.


TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN(R).


CHECK WRITING PRIVILEGES You may request redemption drafts (checks) free of charge on your account application or, for an existing account, by calling our TeleFACTS system. Check writing privileges allow you to write checks against your account and are available unless you hold share certificates.

For security reasons and reasons related to the requirements of check processing systems, the Fund can only accept checks ordered from the Fund. The Fund cannot be responsible for any check not ordered from the Fund that is returned unpaid to the payee.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; add or change your bank account information (online only); and, add or change account services (including distribution options, systematic withdrawal plans, automatic investment plans and ordering money fund checks).


To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.



[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]


EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class.* If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.


Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


This exchange privilege is not intended as a means to facilitate short-term trading. Because excessive trading can hurt fund performance, portfolio management and shareholders of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or
(ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timing" on page 25). In furtherance of this general prohibition on excessive trading, there can be no more than two (2) "roundtrips" involving shares of the Fund during any three (3) month period or one (1) "roundtrip" within any thirty (30) day period. A "roundtrip" is a redemption of Fund shares followed by a purchase of Fund shares (excluding regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans established with the Fund's transfer agent, an "Omnibus Account Shareholder" or an "IRS Plan Shareholder" [as those terms are defined below]).

These exchange limitations apply to Fund shareholders of record and to any person (a "Beneficial Owner") who:

o Has a beneficial interest in Fund shares issued to (i) a broker-dealer or other financial institution that maintains a master account with the Fund in the institution's name on behalf of numerous beneficial owners (referred to as an "Omnibus Account Shareholder"); or
   (ii) an IRS recognized tax-deferred savings plan such as an employer sponsored retirement plan (including, for example, a 401(k) profit sharing plan) and an IRS Section 529 college savings plan (referred to as an "IRS Plan Shareholder"); and

o Has been given by, as applicable, the Omnibus Account Shareholder or the IRS Plan Shareholder the independent and exclusive authority to direct the investment of his or her interest in Fund shares, including the authority to direct the exchange of his or her interest in Fund shares for shares of another Franklin Templeton fund.

If the Fund rejects an exchange request involving shares of the Fund, the purchase or sale side of the rejected exchange request that involves another fund will also be rejected.


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so. Retirement plan assets temporarily invested in the Fund and not previously subject to a sales charge in another Franklin Templeton fund may be exchanged for Class C shares of another Franklin Templeton fund. The time the shares were held in the Fund will not count towards the CDSC holding period for the Class C shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING SHARES BY CHECK For accounts with check writing privileges, you may make checks payable to any person and for any amount of $500 or more. We will impose a $10 charge against your account if you write a check for an amount less than $500. Since you will not know the exact amount in your account on the day a check is presented for payment, a check should not be used to close your account.

When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. The shares will be redeemed at the net asset value next determined after we receive the check, as long as the amount of the check does not exceed the number of available shares in your account. The available shares may not include recently purchased shares if the check, draft or wire/electronic funds transfer used as payment for the shares has not yet cleared. If we receive a check written for an amount that exceeds the total value of the shares in your account, the check may be returned unpaid and we will impose a $10 charge against your account. The total value of the shares in your account is calculated at the time the check is presented to us for processing.

The checks are drawn through Bank of America, N.A. Bank of America may end this service at any time upon notice to you. You generally will not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at the bank.

STOPPING PAYMENT ON A CHECK. Should you want to stop payment on a check, you must notify us by phone or in writing. Since the Fund is not a bank, we cannot assure you that a stop payment request will be effective. We will use our best efforts, however, to see that these requests are carried out.

FRANKLIN TEMPLETON CASH ADVANTAGE CARD You may use your Franklin Templeton Cash Advantage Card (Cash Advantage Card), which is a Platinum MasterCard, to purchase merchandise or services at participating establishments or to obtain cash advances from any participating bank. The Cash Advantage Card, which is issued by Franklin Templeton Bank & Trust (Bank), gives you easy access to your assets in the Fund through automatic fund transfers from your linked Fund account. You may charge any amount up to your maximum balance in the linked Fund account anywhere MasterCard is accepted, including getting cash at ATMs worldwide.

You must maintain a value of Fund shares in your account equal to at least 100% of the outstanding and unpaid balance of your Cash Advantage Card. If this value is not maintained, the Bank may request that you increase the number of Fund shares or reduce the principal balance on your Cash Advantage Card. You may not use the Cash Advantage Card to charge purchases or take cash advances in excess of the value of shares in your linked Fund account. The Bank will redeem Fund shares monthly from your account to cover outstanding balances due.

See the Franklin Templeton Cash Advantage Card Agreement and Disclosure Statement included with your card for complete details. Use of the card is subject to the terms and conditions described in this Agreement and Disclosure Statement.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
------------------------------------- -----------------------------------------
                                      TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------- -----------------------------------------
THROUGH YOUR INVESTMENT               Contact your investment representative
REPRESENTATIVE
------------------------------------- -----------------------------------------
                                      Send written instructions and endorsed
                                      share certificates (if you hold share
BY MAIL                               certificates) to Investor Services.
                                      Corporate, partnership or trust accounts may need to send additional documents.

                                      Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                      A check will be mailed to the name(s) and
                                      address on the account, or otherwise
                                      according to your written instructions.
------------------------------------- -----------------------------------------
                                      As long as your transaction is for
BY PHONE/ONLINE                       $100,000 or less, you do not hold share
                                      certificates and you have not changed your
1-800/632-2301                        address by phone or online within the
franklintempleton.com                 last 15 days, you can sell your shares
                                      by phone or online.

                                      A check will be mailed to the name(s) and
                                      address on the account. Written
                                      instructins, with a signature guarantee,
                                      are required to send the check to another
                                      address or to make it payable to another
                                      person.
------------------------------------- -----------------------------------------

                                      You can call, write, or visit us online to
BY ELECTRONIC FUNDS                   have redemption proceeds sent to a bank
TRANSFER (ACH)                        account. See the policies at left for
                                      selling shares by mail, phone, or online.

                                      Before requesting to have redemption
                                      proceeds sent to a bank account, please
                                      make sure we have your bank account
                                      information on file. If we do not have
                                      this information, you will need to provide the banking instructions online or send written instructions with your bank's name, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.


                                      If we receive your request in proper form
                                      by 3:00 p.m. Pacific time, proceeds sent
                                      by ACH generally will be available within
                                      two to three business days.
------------------------------------- -----------------------------------------
                                      Obtain a current prospectus for the fund
BY EXCHANGE                           you are considering. Prospectuses are
                                      available online at franklintempleton.com.


TELEFACTS(R)                          Call Shareholder Services at the number
1-800/247-1753                        below or our automated TeleFACTS system,
(around-the-clock access)             or send signed written instructions. You
                                      also may place an exchange order
                                      online. See the policies at left for
                                      selling shares by mail, phone, or online.


                                      If you hold share certificates, you will
                                      need to return them to the Fund before
                                      your exchange can be processed.
------------------------------------- -----------------------------------------
              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33096,
                          ST. PETERSBURG, FL 33733-8096
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
   OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT FRANKLINTEMPLETON.COM

ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.


STATEMENTS, REPORTS AND PROSPECTUSES You will receive monthly account statements that show all your account transactions during the month.


You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.


If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 15).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMING Shares of the Fund are not offered, nor is the Fund managed or intended to serve as, a vehicle for frequent trading that seeks to take advantage of short-term fluctuations in the securities market. This type of trading activity is often referred to as "market timing" and could result in actual or potential harm to the Fund's shareholders. Accordingly, the Fund may reject any purchase of Fund shares that the Fund reasonably believes may represent a pattern of market timing activity involving the Fund alone or involving the Fund together with one or more other Franklin Templeton fund.


ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o The Fund may modify, suspend, or terminate telephone/online privileges at any time.

o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at P.O. Box 33096, St. Petersburg, FL 33733-8096. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                       HOURS (PACIFIC TIME,
DEPARTMENT NAME                   TELEPHONE NUMBER     MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services               1-800/632-2301     5:30 a.m. to 5:00 p.m.
                                                      6:30 a.m. to 2:30 p.m.
                                                      (Saturday)
Fund Information                   1-800/DIAL BEN(R)  5:30 a.m. to 5:00 p.m.
                                  (1-800/342-5236)    6:30 a.m. to 2:30 p.m.
                                                      (Saturday)
Retirement Services                1-800/527-2020     5:30 a.m. to 5:00 p.m.
Advisor Services                   1-800/524-4040     5:30 a.m. to 5:00 p.m.
Franklin Templeton Institutional   1-800/321-8563     6:00 a.m. to 4:00 p.m.
Services
TDD (hearing impaired)             1-800/851-0637     5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)            1-800/247-1753     (around-the-clock access)



FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

(GAIN FROM OUR PERSPECTIVE(R))

Investment Company Act file #811-2605                     111 P 11/03













FRANKLIN MONEY FUND

STATEMENT OF ADDITIONAL INFORMATION


NOVEMBER 1, 2003


[Insert Franklin Templeton Investments logo]

P.O. BOX 33096, ST. PETERSBURG, FL 33733-8096 1-800/DIAL BEN(R)
------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2003, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN(R) (1-800/342-5236).

CONTENTS

Goal, Strategies and Risks . . . . . . . . . . 2
Officers and Directors . . . . . . . . . . . . 7


Management and Other Services . . . . . . . . 11


Portfolio Transactions . . . . . . . . . . .  14
Distributions and Taxes . . . . . . . . . . . 14
Organization, Voting Rights
 and Principal Holders . . . . . . . . . . . .15
Buying and Selling Shares . . . . . . . . . . 16
Pricing Shares . . . . . . . . . . . . . . . .18
The Underwriter . . . . . . . . . . . . . . . 19
Performance . . . . . . . . . . . . . . . . . 19
Miscellaneous Information . . . . . . . . . . 20
Description of Ratings . . . . . . . . . . . .21

------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO  INVESTMENT  RISKS,  INCLUDING  THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------


GOAL, STRATEGIES AND RISKS
-----------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of directors without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.


The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio), a series of The Money Market Portfolios. The Portfolio has the same investment goal and investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.


The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities in private placements or in other transactions, for which there are legal or contractual restrictions on resale and which are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

7. Act as underwriter of securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

8. Purchase the securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

10. Purchase securities from or sell to the Fund's officers and directors, or any firm of which any officer or director is a member, as principal, or retain securities of any issuer if, to the knowledge of the Fund, one or more of the Fund's officers, directors, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and directors together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the Fund's policies, as described in the prospectus, state otherwise, and further does not apply to the extent that the Fund invests all of its assets in another registered investment company having the same investment objective and policies.

12. Buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

13. Invest in a security if the Fund would own more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, the Fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the Fund's other policies or investment restrictions. With respect to diversification, these procedures require that the Fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

The Portfolio's investment restrictions are the same as the Fund's, except as indicated below and as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.


8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (TMMP) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to TMMP's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of TMMP, one or more of TMMP's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and
(b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

2. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

3. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

4. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

5. The Fund may invest up to 10% of its assets in taxable municipal securities.

6. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

7. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

8. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS


The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.


ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of directors will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of directors will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.



LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of directors, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.


The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.


If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of directors considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND DIRECTORS
------------------------------------------------------------------------------

The Fund has a board of directors. Each director will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.


INDEPENDENT BOARD MEMBERS


                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                           FUND COMPLEX
                                           LENGTH OF        OVERSEEN BY*
NAME, AGE AND ADDRESS     POSITION        TIME SERVED     BOARD MEMEBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------- ---------------- ----------------------------
Frank H. Abbott, III      Director        Since 1975           115            None
(82)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton          Director        Since 1982           142            Director, Bar-S Foods
(71)                                                                          (meat packing company).
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Robert F. Carlson (75)    Director        Since 1998             52           None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the
Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato       Director        Since 1989           143            None
(71)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
Frank W.T.  LaHaye        Director        Since 1975           115            Director, The California
(74)                                                                          Center for Land Recycling
One Franklin Parkway                                                          (redevelopment).
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General  Partner,  Las Olas L.P.  (Asset  Management);  and FORMERLY,  Chairman,
Peregrine Venture Management Company (venture capital).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin         Director        Since 1994           142            Director, White Mountains
(75)                                                                          Insurance Group, Ltd.
One Franklin Parkway                                                          (holding company); Martek
San Mateo, CA                                                                 Biosciences Corporation;
94403-1906                                                                    MedImmune, Inc.
                                                                              (biotechnology);
                                                                              Overstock.com (Internet
                                                                              services); and Spacehab,
                                                                              Inc. (aerospace services);
                                                                              and FORMERLY, Director,
                                                                              MCI Communication
                                                                              Corporation (subsequently
                                                                              known as MCI WorldCom,
                                                                              Inc. and WorldCom, Inc.)
                                                                              (communications services)
                                                                              (1988-2002).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht  &  Quist  Group  (investment  banking)  (1987-1992);  and  President,
National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------


                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                           FUND COMPLEX
                                           LENGTH OF        OVERSEEN BY*
NAME, AGE AND ADDRESS     POSITION        TIME SERVED     BOARD MEMEBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------- ---------------- ----------------------------
**Charles B. Johnson      Director        Director since       142            None
(70)                      and Chairman    1975 and
One Franklin Parkway      of the Board    Chairman
San Mateo, CA                             of the Board
94403-1906                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson,      Director,       Director since       125            None
Jr. (63)                  President       1975, President
One Franklin Parkway      and Chief       since 1993 and
San Mateo, CA             Executive       Chief Executive
94403-1906                Officer -       Officer-
                          Investment      Investment
                          Management      Management
                                          since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 49 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Harmon E. Burns           Vice President  Since 1986       Not Applicable     None
(58)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan        Vice President  Since 1995       Not Applicable    None
(43)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Resources,  Inc.; Senior Vice President and Chief Financial
Officer,  Franklin  Mutual  Advisers,  LLC;  Executive  Vice  President,   Chief
Financial  Officer and  Director,  Templeton  Worldwide,  Inc.;  Executive  Vice
President  and Chief  Operating  Officer,  Templeton  Investment  Counsel,  LLC;
President and Director,  Franklin  Advisers,  Inc.;  Executive  Vice  President,
Franklin  Investment  Advisory  Services,  Inc. and Franklin  Templeton Investor
Services,  LLC;  Chief  Financial  Officer,  Franklin  Advisory  Services,  LLC;
Chairman,  Franklin  Templeton  Services,  LLC; and officer  and/or  director or trustee,  as the case may be,  of some of the  other  subsidiaries  of  Franklin
Resources,  Inc. and of 49 of the  investment  companies  in Franklin  Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill          Senior Vice     Since 2002       Not Applicable     None
(56)                      President and
500 East Broward          Chief Executive
Blvd.                     Officer -Finance
Suite 2100                and Administration
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 51 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss             Vice President    Since 2000     Not Applicable    None
(56)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------------------------------------
Barbara J. Green          Vice President  Since 2000       Not Applicable    None
(56)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
Michael O.  Magdol      Vice President -      Since 2002       Not Applicable    Director, FTI Banque, Arch
(66)                    AML Compliance                                           Chemicals, Inc. and
600 Fifth Avenue                                                                 Lingnan Foundation.
Rockefeller Center
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Kimberley H.            Treasurer and Chief   Treasurer        Not Applicable    None
Monasterio (39)         Financial Officer     since 2000
One Franklin Parkway                          and Chief
San Mateo, CA                                 Financial
94403-1906                                    Officer since
                                              2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Murray L. Simpson       Vice President and    Since 2000       Not Applicable    None
(66)                    Secretary
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or  director,  as the case may be, of some of the  subsidiaries  of Franklin
Resources,  Inc. and of 51 of the  investment  companies  in Franklin  Templeton
Investments;  and  FORMERLY,  Chief  Executive  Officer and  Managing  Director,
Templeton  Franklin   Investment  Services  (Asia)  Limited  (until  2000);  and
Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Fund pays noninterested board members $800 per month plus $575 per meeting attended. Board members who serve on the Audit Committee of the Fund and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Fund. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Fund are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Fund and by Franklin Templeton Investments.


                                                                  NUMBER OF
                                            TOTAL FEES           BOARDS IN
                                            RECEIVED            FRANKLIN
                                              FROM              TEMPLETON
                          TOTAL FEES        FRANKLIN            INVESTMENTS
                           THE FROM         TEMPLETON            ON WHICH
NAME                      FUND/1/ ($)     INVESTMENTS/2/ ($)    EACH SERVES/3/
-------------------------------------------------------------------------------
Frank H. Abbott, III       12,439           164,214                 29
Harris J. Ashton           12,733           372,100                 46
Robert F. Carlson          15,943            95,070                 15
S. Joseph Fortunato        11,952           372,941                 47
Frank W.T. LaHaye          11,864           164,214                 29
Gordon S. Macklin          12,213           363,512                 46

1. For the fiscal year ended June 30, 2003.

2. For the calendar year ended December 31, 2002.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and the Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2002.


INDEPENDENT BOARD MEMBERS


                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                       SECURITIES IN ALL FUNDS
                                   DOLLAR RANGE OF      OVERSEEN BY THE BOARD
                                 EQUITY SECURITIES      MEMBER IN THE FRANKLIN
NAME OF BOARD MEMBER               IN THE FUND          TEMPLETON FUND COMPLEX
-------------------------------------------------------------------------------
Frank H. Abbott, III               Over $100,000           Over $100,000
-------------------------------------------------------------------------------

Harris J. Ashton                   $50,001 - $100,000      Over $100,000

-------------------------------------------------------------------------------
Robert F. Carlson                  $50,001 - $100,000      Over $100,000
-------------------------------------------------------------------------------
S. Joseph Fortunato                Over $100,000           Over $100,000
--------------------------------------------------------------------- ---------
Frank W.T. LaHaye                  Over $100,000           Over $100,000
-------------------------------------------------------------------------------
Gordon S. Macklin                  Over $100,000           Over $100,000
-------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS


                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                       SECURITIES IN ALL FUNDS
                                   DOLLAR RANGE OF      OVERSEEN BY THE BOARD
                                 EQUITY SECURITIES      MEMBER IN THE FRANKLIN
NAME OF BOARD MEMBER               IN THE FUND          TEMPLETON FUND COMPLEX
-------------------------------------------------------------------------------
Charles B. Johnson                 $1 - $10,000            Over $100,000
-------------------------------------------------------------------------------
Rupert H. Johnson, Jr.             Over $100,000           Over $100,000
-------------------------------------------------------------------------------

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Fund's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Directors of the Fund: Frank H. Abbott, III, Robert F. Carlson, and Frank W.T. LaHaye. The Nominating Committee is comprised of the following
Independent Directors of the Fund: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Fund's Nominating Committee sets directors' fees and is responsible for the nomination of directors to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:

P.O. Box 997151
Sacramento, CA 95899-9983


During the fiscal year ended June 30, 2003, the Audit Committee met five times; the Nominating Committee did not meet.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Money Market Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Portfolio to acquire or hold that security.


The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

During the past fiscal year, the Portfolio's board, including a majority of noninterested or independent directors, approved renewal of the Portfolio's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolio's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolio's investment policies and restrictions. The information furnished annually to the Portfolio's board also included special reports prepared by an independent third party analyst comparing the Portfolio's investment performance, and expenses with those of other mutual funds deemed comparable to the Portfolio as selected by the independent third party analyst as well as information relating to the manager's profitability.


In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent directors, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:


o PERFORMANCE. Performance of the Portfolio was considered in reference to a peer group of money market instrument funds, as selected by the independent third party analyst.


o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Portfolio in relation to those within the relevant peer group of funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolio's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. In addition, recognition was given to costs resulting from check writing and exchange privileges given shareholders and the fact that the Portfolio largely functions as a temporary investment vehicle for investors within the Franklin Templeton family of funds.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the directors, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on the level of service personally experienced by them as shareholders. The board also considered the benefit to Portfolio shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The directors considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolio. In doing so, the directors considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolio. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Portfolio's independent auditors. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The directors also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of the Portfolio's average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:


                                 MANAGEMENT FEES PAID ($)/1/
------------------- ----------------------------------------------------
2003                                     7,691,904
2002                                     7,102,067
2001                                     5,906,814

1. For the fiscal years ended June 30, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $7,877,475, $7,371,088 and $6,158,676, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a monthly fee equal to an annual rate of:

o 91/200 of 1% for the first $100 million of its average daily net assets;
o 33/100 of 1% of its average daily net assets over $100 million up to and including $250 million; and
o 7/25 of 1% of its average daily net assets in excess of $250 million.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:


                                ADMINISTRATION FEES PAID ($)
  ------------------ ----------------------------------------------------
  2003                                    6,187,286
  2002                                    6,552,164
  2001                                    7,371,139


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services at P.O. Box 33096, St. Petersburg, FL 33716-1205.


Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

The Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.


CUSTODIAN Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Fund's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2003, 2002 and 2001, the Portfolio did not pay any brokerage commissions.

As of June 30, 2003, the Portfolio owned the following securities issued by its regular broker-dealers:

                                                      AGGREGATE VALUE OF
                                                          PORTFOLIO
                                                       TRANSACTIONS ($)
--------------------------------------------------------------------------------
Barclay Investments Inc.                                 136,134,156
UBS Warburg                                              150,001,205


Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of dividends on its investment in the Portfolio. The Fund may also earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income.


The Portfolio earns taxable income from many sources, including interest on domestic and foreign money market obligations, U.S. Government securities, repurchase agreements, and ordinary income from the sale of market discount bonds.

DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may derive capital gains and losses in connection with sales of its portfolio securities. Distributions from the Portfolio's net short-term capital gains (if any) will be taxable to the Fund and, in turn, to you as ordinary income. Because the Portfolio and the Fund are both money funds, neither anticipates realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on the Fund's investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.


2003 TAX ACT On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003. Under this Act, certain dividend income paid to you by a fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from dividends received by a fund after December 31, 2002 from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Because the Portfolio receives its income primarily from its investment in short-term debt securities and passes this income through to the Fund, neither the Portfolio nor the Fund anticipate that any of its income will be qualified dividend income, and that all of the Fund's income dividends to you will continue to be taxed at the higher ordinary income tax rates.


INVESTMENTS IN FOREIGN SECURITIES The next two paragraphs describe tax considerations that are applicable to funds that invest in foreign securities. These considerations apply to the Portfolio, and, in turn, to the Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. These taxes could reduce the amount of income available for distribution by the Portfolio to the Fund, and, in turn, by the Fund to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Fund as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease the Portfolio's ordinary income distributions to the Fund, and, in turn, the Fund's ordinary income distributions to you.


INFORMATION ON THE TAX CHARACTER OF DIVIDENDS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o        98% of its taxable ordinary income earned during the calendar year;
o ________ 98% of its capital gain net income earned during the twelve month period ending October 31 (if any); and o 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally none of its distributions to the Fund will be eligible for the corporate dividends-received deduction. Likewise, generally none of the Fund's distributions to you will be eligible for this deduction.


U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Fund, however, does not anticipate that any of its distributions will be exempt from state and local taxes because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund by the Portfolio, and, in turn, by the Fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
------------------------------------------------------------------------------

The Fund is an open-end management investment company, commonly called a mutual fund. The Fund was organized as a California corporation on November 7, 1975, and is registered with the SEC.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Fund has cumulative voting rights. For board member elections, this means the number of votes you will have is equal to the number of shares you own times the number of board members to be elected. You may cast all of your votes for one candidate or distribute your votes between two or more candidates.

The Fund does not intend to hold annual shareholder meetings. The Fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of the Fund.


As of October 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.


DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.



Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the Fund's expenses.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. National holidays include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------
Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended June 30:


                       AMOUNT RECEIVED IN CONNECTION WITH
                       REDEMPTIONS AND REPURCHASES ($)
  ------------------------------------------------------------------------------
  2003                           246,399
  2002                           981,483
  2001                         5,686,002


Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2003, were:

1 YEAR (%)          5 YEARS (%)          10 YEARS (%)
------------------- -------------------- --------------------
0.93                3.71                 4.09


The following SEC formula was used to calculate these figures:

P(1+T)n  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2003, was 0.48%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2003, was 0.48%.


The following SEC formula was used to calculate this figure:

Effective yield = [(Base period return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o    Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed
     Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o    Consumer Price Index (or Cost of Living Index), published by the
     U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


o    Stocks, Bonds, Bills, and Inflation, published by Ibbotson
     Associates - historical measure of yield, price, and total return for large and small company stock, long term government bonds, Treasury bills, and inflation.

o    Financial publications: The WALL STREET JOURNAL, and BUSINESS
     WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.


o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $301 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.










                               FRANKLIN MONEY FUND
                                File Nos. 2-55029
                                    811-2605

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23.   EXHIBITS

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Articles of Incorporation

      (i)  Articles of Incorporation dated November 4, 1975 Filing:
           Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 2-55029 Filing Date: August 31, 1995

      (ii) Certificate of Amendment to Articles of Incorporation dated February 12, 1980 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 2-55029 Filing Date: August 31, 1995

(b)   By-Laws

      (i)  By-Laws
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 2-55029
           Filing Date: August 31, 1995

      (ii) Amendment to By-Laws dated November 17, 1987 Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A File No. 2-55029 Filing Date: August 31, 1995

      (iii)Amendment to By-Laws dated October 27, 1994
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 2-55029
           Filing Date: August 31, 1995

(c) Instruments Defining Rights of Security Holders

      Not Applicable

(d)   Investment Advisory Contracts

      Not Applicable

(e)   Underwriting Contracts

      (i) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated April 23, 1995
           Filing: Post-Effective Amendment No. 28 to Registration
           Statement on Form N-1A
           File No. 2-55029
           Filing Date: August 31, 1995

      (ii) Amendment dated January 12, 1999 of Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc. dated April 23, 1995 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 2-55029 Filing Date:
           October 27, 2000

     (iii) Forms of Dealer Agreements between Franklin Templeton
           Distributors, Inc., and Securities Dealers dated March
           1, 1998
           Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
           File No. 2-55029
           Filing Date: October 27, 2000

(f)  Bonus or Profit Sharing Contracts

      Not Applicable

(g)  Custodian Agreements

      (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 2-55029 Filing Date:
           October 29, 1996

      (ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York Filing:
           Post-Effective Amendment No. 30 to Registration Statement on Form N-1A File No. 2-55029 Filing Date: October 28, 1997

      (iii)Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 2-55029 Filing Date: August 21, 1998

      (iv) Amendment dated September 2, 2003 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

      (v) Amended and Restated Foreign Custody Manager Agreement between the Registration and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 34 to Registration
           Statement on Form N-1A
           File No. 2-55029
           Filing Date: October 29, 2001

      (vi) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 2-55029 Filing Date:
           October 29, 1996

     (vii) Amendment dated September 2003, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York

   (viii) Amendment dated May 20, 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York

(h)  Other Material Contracts

      Not Applicable

(i)   Legal Opinion

      (i)  Opinion and consent of counsel dated August 17, 1998 Filing:
           Post-Effective Amendment No. 31 to Registration
           Statement on Form N-1A
           File No. 2-55029
           Filing Date: August 21, 1998

(j)   Other Opinions

      (i) Consent of Independent Auditors for Franklin Money Fund and The Money Market Portfolios

(k)   Omitted Financial Statements

      Not Applicable

(l)   Initial Capital Agreements

      Not Applicable

(m) Rule 12b-1

      Not Applicable

(n)   Rule 18f-3 Plan

      Not Applicable

(p)   Code of Ethics

      (i) Code of Ethics dated May 2003

(q)   Power of Attorney

      (i) Power of Attorney for Franklin Money Fund dated November 2002

      (ii) Power of Attorney for The Money Market Portfolios dated November 2002

ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         FUND

         None

ITEM 25  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.


ITEM 27.  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Mutual Series Fund Inc.
Franklin Mutual Recovery Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30  UNDERTAKINGS

Not Applicable

                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                                          FRANKLIN MONEY FUND
                                          (Registrant)

                                          By: /s/David P. Goss
                                                 Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*             Director and Chief Executive
-----------------------             Officer - Investment Management
Rupert H. Johnson, Jr.              Dated: October 29, 2003

JIMMY D. GAMBILL*                   Chief Executive Officer Finance
-----------------                   and Administration
Jimmy D. Gambill                    Dated: October 29, 2003

KIMBERLEY H. MONASTERIO*            Financial Officer
------------------------            Dated: Octover 29, 2003
Kimberley H. Monasterio

FRANK H. ABBOTT, III*               Director
--------------------                Dated: October 29, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*                   Director
----------------                    Dated: October 29, 2003
Harris J. Ashton

ROBERT F. CARLSON*                  Director
------------------                  Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*                Director
--------------------                Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*                 Director
-------------------                 Dated: October 29, 2003
Charles B. Johnson

FRANK W.T. LAHAYE*                  Director
------------------                  Dated: October 29, 2003
Frank W.T. LaHaye

GORDON S. MACKLIN*                  Director
------------------                  Dated: October 29, 2003
Gordon S. Macklin


*By /s/David P. Goss - Attorney-in-Fact
   (Pursuant to Powers of Attorney filed herewith)


                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Money Fund and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                               THE MONEY MARKET PORTFOLIOS

                               By:/s/David P. Goss
                                     Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*           Trustee, Chief Executive
-----------------------           Officer-Investment Management
Rupert H. Johnson, Jr.            Dated: October 29, 2003

JIMMY D. GAMBILL*                 Chief Executive
-----------------                 Officer-Finance and
Jimmy D. Gambill                  Administration
                                  Dated: October 29, 2003

KIMBERLEY MONASTERIO*             Chief Financial Officer
---------------------             Dated: October 29, 2003
Kimberley Monasterio

FRANK H. ABBOTT, III*             Trustee
---------------------             Dated: October 30, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*                 Trustee
-----------------                 Dated: October 30, 2003
Harris J. Ashton

ROBERT F. CARLSON*                Trustee
------------------                Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*              Trustee
--------------------              Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*               Trustee
-------------------               Dated: October 29, 2003
Charles B. Johnson

FRANK W. T. LAHAYE*               Trustee
-------------------               Dated: October 29, 2003
Frank W. T. LaHaye

GORDON S. MACKLIN*                Trustee
------------------                Dated: October 29, 2003
Gordon S. Macklin

 *By /s/David P. Goss - Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)

FRANKLIN MONEY FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.     DESCRIPTION                              LOCATION

EX-99.(a)(i)    Articles of Incorporation dated           *
                November 4, 1975

EX-99.(a)(ii)   Certificate of Amendment to Articles      *
                of Incorporation

EX-99.(b)(i)    By-Laws                                   *

EX-99.(b)(ii)   Amendment to By-Laws dated November       *
                17, 1987

EX-99.(b)(iii)  Amendment to By-Laws dated October 27,    *
                1994

EX-99.(e)(i)    Amended and Restated Distribution         *
                Agreement between the Registrant
                and Franklin Templeton Distributors,
                Inc., dated April 23, 1995

EX-99.(e)(ii)   Amendment dated January 12, 1999 of       *
                Amended and Restated Distribution
                Agreement between the Registrant and
                Franklin Templeton Distributors, Inc.
                dated April 23, 1995

EX-99.(e)(iii)  Forms of Dealer Agreements between        *
                Franklin Templeton Distributors, Inc.,
                and Securities Dealers dated March 1,
                1998

EX-99.(g)(i)    Master Custody Agreement between the      *
                Registrant and Bank of New York dated
                February 16, 1996

EX-99.(g)(ii)   Amendment dated May 7, 1997 to the        *
                Master Custody Agreement dated
                February 16, 1996 between Registrant
                and Bank of New York

EX-99.(g)(iii)  Amendment dated February 27, 1998 to      *
                the Master Custody Agreement between
                Registrant and Bank of New York dated
                February 16, 1996

EX-99.(g)(iv)   Amendment dated September 2, 2003 to      Attached
                Exhibit A of the Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(v)    Amended and Restated Foreign Custody      *
                Manager Agreement between the
                Registration and Bank of New York made
                as of May 16, 2001

EX-99.(g)(vi)   Terminal Link Agreement between the       *
                Registrant and Bank of New York dated
                February 16, 1996

EX-99.(g)(vii)  Amendment dated September 2003, to        Attached
                Schedule 1 of the Amended and Restated
                Foreign Custody Manager Agreement
                between the Registrant and Bank of
                New York

EX-99 (g)(viii) Amendment dated May 20, 2003 to           Attached
                Schedule 2 of the Amended and Restated
                Foreign Custody Manger Agreement
                between the Registrant and Bank of
                New York

EX-99.(i)(i)    Opinion and consent of counsel dated      *
                August 17, 1998

EX-99.(j)(i)    Consent of Independent Auditors for       Attached
                Franklin Money Fund and The Money
                Market Portfolios

EX-99.(p)(i)    Code of Ethics dated May 2003             Attached

EX-99.(q)(i)    Power of Attorney for Franklin Money      Attached
                Fund dated November 2002

EX-99.(q)(ii)   Power of Attorney for The Money Market    Attached
                Portfolios dated November 2002

*Incorporated by reference